SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Variable Interest Entities (Details) - item	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
VIEs
Variable Interest Entities
Number of entities consolidated	8	8